Share Capital (Tables)	12 Months Ended
Mar. 31, 2025
Share Capital [Abstarct]
Schedule of Continuity for Stock Options

The continuity for stock options for the years ended March 31, 2025, 2024 and 2023 is as follows:

		Weighted Average
	Number of Stock Options	Exercise Price
Balance, fully vested and exercisable at March 31, 2022	1,757,894	$1.10
Expired	(197,368)	$1.52
Balance, fully vested and exercisable at March 31, 2023	1,560,526	$1.04
Granted	2,000,000	$0.59
Balance, fully vested and exercisable at March 31, 2024	3,560,526	$0.79
Granted	1,200,000	$0.18
Balance, fully vested and exercisable at March 31, 2025	4,760,526	$0.63

Schedule of Stock Options Outstanding

As at March 31, 2025, the following stock options were outstanding:

Expiry Date	Number Outstanding	Number Exercisable	Weighted average exercise price	Average Remaining Contractual Life
February 9, 2026	694,737	694,737	$0.80	0.86
February 11, 2026	342,105	342,105	$1.33	0.87
April 26, 2026	1,200,000	1,200,000	$0.18	1.07
May 14, 2026	223,684	223,684	$1.33	1.12
July 13, 2026	236,842	236,842	$0.95	1.28
January 6, 2027	63,158	63,158	$1.33	1.77
June 4, 2028	2,000,000	2,000,000	$0.59	3.18
	4,760,526	4,760,526	$0.63	1.94

Schedule of Share Purchase Warrants

The continuity for share purchase warrants for the years ended March 31, 2025, 2024 and 2023 is as follows:

	Number of Warrants	Weighted Average Exercise Price
Balance, March 31, 2022	5,382,423	$1.71
Issued	1,177,444	$1.83
Expired	(4,210,438)	$1.73
Balance, March 31, 2023	2,349,429	$1.69
Issued	927,778	$0.65
Expired	(1,895,670)	$1.69
Balance, March 31, 2024	1,381,537	$1.00
Expired	(453,759)	$1.71
Balance, March 31, 2025	927,778	$0.65

Schedule of Share Purchase Warrants Issued in Connection with Private Placement

As at March 31, 2025, the following share purchase warrants issued in connection with private placements were outstanding:

Expiry date	Exercise price	Number Outstanding and Exercisable	Average Remaining Contractual Life
November 8, 2025	$0.65	888,889	0.61
November 20, 2025	$0.65	38,889	0.65
	$0.65	927,778	0.61

Schedule of Continuity for Restricted Share Units

The continuity for restricted share units for the years ended March 31, 2025, 2024 and 2023 is as follows:

RSU’s outstanding
Balance, March 31, 2022	-
Granted	3,650,000
Vested and issued	(3,650,000)
Balance, March 31, 2023	-
Granted	1,425,000
Vested and issued	(1,425,000)
Balance, March 31, 2024 and March 31, 2025	-